FINANCIAL INSTRUMENTS - Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, net	$ (3,840,930)	$ (3,240,016)
Unamortized original issue discount and debt issuance costs	51,600	52,500
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt, net	$ (6,267,976)	$ (3,904,406)